Vessels, net (Details Narrative) $ in Thousands			6 Months Ended
	Jun. 28, 2024 USD ($) Integer shares	Feb. 15, 2024 USD ($) Integer	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Deemed dividend			$ 7,493
Non cash supplemental cash flow information			$ 1,382
Konkar Asteri [Member]
Property, Plant and Equipment [Line Items]
DWT | Integer		82,013
Year built		2015
Purchase price		$ 26,625
Secured bank debt		$ 14,500
Interest rate margin			2.35
Konkar Asteri [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Property, Plant and Equipment [Line Items]
DWT | Integer		82,013
Year built		2015
Purchase price		$ 26,625
Secured bank debt		$ 14,500
Interest rate margin		2.35
Vessels [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Property, Plant and Equipment [Line Items]
DWT | Integer	82,099
Year built	2015
Konkar Venture [Member]
Property, Plant and Equipment [Line Items]
Interest rate margin			2.15
Konkar Venture [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Property, Plant and Equipment [Line Items]
Purchase price	$ 30,000
Secured bank debt	$ 16,500
Interest rate margin	2.15
Cash	$ 12,000
Consideration in cash	7,300
Dividends	8,875
Deemed dividend	7,493
Non cash supplemental cash flow information	$ 1,382
Konkar Venture [Member] | Jiangsu New Yangzi Shipbuilding [Member] | Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Issuance of restricted shares | shares	267,857
Dividends	$ 8,875
Deemed dividend	7,493
Non cash supplemental cash flow information	$ 1,382